Revenue from Contracts with Customers - Details of Revenue from Contracts with Customers based on Service Contract and Timing of Satisfaction of Performance Obligations (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 725,516	₩ 463,618	₩ 413,938
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	119	25	8
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	725,397	463,593	413,930
Micro-transaction revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	639,231	341,769	229,028
Micro-transaction revenue | Online game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	70,566	80,147	64,382
Micro-transaction revenue | Mobile game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	568,665	261,622	164,646
Royalties and license fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	71,390	106,259	166,506
Royalties and license fees | Online game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,451	9,109	10,988
Royalties and license fees | Mobile game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,939	97,150	155,518
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 14,895	₩ 15,590	₩ 18,404